SUPPLEMENT TO THE

FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Municipal Trust II

SPARTAN® MICHIGAN MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2004

The following information replaces the third paragraph found under the "Voting Rights - Massachusetts Trust" heading in the "Description of the Trusts" section on page 47.

Fidelity Municipal Trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information replaces the third paragraph found under the "Voting Rights - Delaware Trust" heading in the "Description of the Trusts" section on page 47.

Fidelity Municipal Trust II or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

MIS/MIFB-04-01 April 22, 2004
1.476056.112

The following information has been removed from the "Trustees and Officers" section on page 32.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 32.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information has been removed from the "Trustees and Officers" section on page 32.

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 32.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

SUPPLEMENT TO THE

FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Municipal Trust II

SPARTAN® OHIO MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2004

The following information replaces the third paragraph found under the "Voting Rights - Massachusetts Trust" heading in the "Description of the Trusts" section on page 53.

Fidelity Municipal Trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information replaces the third paragraph found under the "Voting Rights - Delaware Trust" heading in the "Description of the Trusts" section on page 53.

Fidelity Municipal Trust II or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

OFS/OFRB-04-01 April 22, 2004
1.475824.113

The following information has been removed from the "Trustees and Officers" section on page 38.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 38.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information has been removed from the "Trustees and Officers" section on page 38.

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 38.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

SUPPLEMENT TO THE

FIDELITY® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Municipal Trust II

SPARTAN® PENNSYLVANIA MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2004

The following information replaces the third paragraph found under the "Voting Rights - Massachusetts Trust" heading in the "Description of the Trusts" section on page 49.

Fidelity Municipal Trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information replaces the third paragraph found under the "Voting Rights - Delaware Trust" heading in the "Description of the Trusts" section on page 49.

Fidelity Municipal Trust II or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

PFRB-04-01 April 22, 2004
1.475741.113

The following information has been removed from the "Trustees and Officers" section on page 33.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 33.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information has been removed from the "Trustees and Officers" section on page 33.

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 33.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).